Condensed Parent Company Information - Schedule of Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 210,771	$ 28,941	¥ 180,198	¥ 175,696
Short-term investments under fair value	37,953	5,211	82,791
Long-term investments under fair value, current	3,584	492	14,122
Total current assets	296,978	40,777	322,579
Non-current assets
Restricted cash	128,028	17,580	122,048	1,362
Long-term investment under fair value, non-current	99,571	13,672	94,817
Other non-current assets	2,593	359	2,429
Total non-current assets	434,164	59,618	351,581
TOTAL ASSETS	731,142	100,395	674,160
Accrued expenses and other current liabilities	71,888	9,871	66,040
TOTAL LIABILITIES	225,989	31,032	148,016
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,163,416 and 22,600,576 shares issued and outstanding as of February 29, 2024 and February 28, 2025, respectively)	15	2	14
Additional paid-in capital	747,376	102,622	783,313
Treasury shares (2,938,567 and 2,363,567 shares as of February 29, 2024 and February 28, 2025, respectively)	(45,115)	(6,195)	(56,090)
Accumulated deficit	(276,538)	(37,971)	(277,339)
Accumulated other comprehensive income	28,873	3,965	25,105
Shareholders’ equity	454,611	62,423	475,003
TOTAL LIABILITIES AND EQUITY	731,142	100,395	674,160
Four Seasons Education (Cayman) Inc.
Current assets
Cash and cash equivalents	102,743	14,108	73,528	¥ 65,987
Short-term investments under fair value	37,953	5,211	82,791
Long-term investments under fair value, current	3,584	492	14,122
Amounts due from subsidiaries and consolidated VIEs	1,460	200	4
Other current assets	2,858	393	1,334
Total current assets	148,598	20,404	171,779
Non-current assets
Restricted cash	127,449	17,500	121,472
Long-term investment under fair value, non-current	99,571	13,672	94,817
Investments in subsidiaries and consolidated VIEs	117,724	16,165	124,990
Total non-current assets	344,744	47,337	341,279
TOTAL ASSETS	493,342	67,741	513,058
Accrued expenses and other current liabilities	1,043	144	1,446
Amounts due to subsidiaries and consolidated VIEs	36,432	5,002	35,322
Other liabilities	1,256	172	1,287
TOTAL LIABILITIES	38,731	5,318	38,055
Ordinary Shares (US$0.0001 par value; 500,000,000 shares authorized, 21,163,416 and 22,600,576 shares issued and outstanding as of February 29, 2024 and February 28, 2025, respectively)	15	2	14
Additional paid-in capital	747,376	102,622	783,313
Treasury shares (2,938,567 and 2,363,567 shares as of February 29, 2024 and February 28, 2025, respectively)	(45,115)	(6,195)	(56,090)
Accumulated deficit	(276,538)	(37,971)	(277,339)
Accumulated other comprehensive income	28,873	3,965	25,105
Shareholders’ equity	454,611	62,423	475,003
TOTAL LIABILITIES AND EQUITY	¥ 493,342	$ 67,741	¥ 513,058